Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 315	$ 322
Short-term investments	0	51
Accounts receivable, net of allowance of $9 and $11	362	376
Contract assets, net of allowance of $1 and $2	179	171
Other current assets	97	78
Total current assets	953	998
Equity investments in non-consolidated affiliates	64	62
Property, plant and equipment, net of accumulated depreciation of $737 and $732	555	481
Goodwill	623	647
Intangible assets, net of accumulated amortization of $232 and $242	72	72
Operating lease right-of-use assets	151	156
Deferred income taxes	110	128
Capitalized software, net of accumulated amortization of $382 and $376	139	128
Other assets	69	48
Total Assets	2,736	2,720
Current liabilities:
Accounts payable	169	153
Accrued compensation and benefits	281	311
Operating lease liabilities - current	39	42
Contract liabilities	162	142
Other current liabilities	58	46
Total current liabilities	709	694
Long-term debt	904	499
Pension and postretirement benefit plans	232	246
Operating lease liabilities	120	119
Other liabilities	93	85
Total Liabilities	2,058	1,643
Commitments and contingencies (Note 17)
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	776	1,009
Retained earnings	24	211
Accumulated other comprehensive loss	(146)	(166)
Total stockholders’ equity before non-controlling interests	654	1,054
Non-controlling interests	24	23
Total Stockholders’ Equity	678	1,077
Total Liabilities and Stockholders’ Equity	2,736	$ 2,720
Class A
Stockholders’ equity:
Common stock	0
Class B
Stockholders’ equity:
Common stock	$ 0